Condensed Consolidating Financial Information PP Balance Sheet Condensed Consolidating PP Balance Sheet (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Information [Abstract]
Condensed Balance Sheet
NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2016

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
ASSETS	(In millions)
Current Assets
Cash and cash equivalents	$211	$—	$110	$—	$—	$321
Restricted cash	—	—	165	—	—	165
Accounts receivable — trade	—	2	90	—	—	92
Accounts receivable — affiliates	—	—	1	—	—	1
Inventory	—	2	37	—	—	39
Derivative instruments	—	—	2	—	—	2
Notes receivable — current	—	—	16	—	—	16
Prepayments and other current assets	—	—	19	1	—	20
Total current assets	211	4	440	1	—	656

Property, plant and equipment, net	—	59	5,401	—	—	5,460
Other Assets
Investment in consolidated subsidiaries	1,780	527	—	3,212	(5,519)	—
Equity investments in affiliates	—	171	600	381	—	1,152
Notes receivable — non-current	—	—	14	—	—	14
Intangible assets, net	—	56	1,230	—	—	1,286
Derivative instruments	—	—	1	—	—	1
Other non-current assets	—	—	50	1	—	51
Total other assets	1,780	754	1,895	3,594	(5,519)	2,504
Total Assets	$1,991	$817	$7,736	$3,595	$(5,519)	$8,620

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(Continued)
December 31, 2016

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
LIABILITIES AND MEMBERS' EQUITY	(In millions)
Current Liabilities
Current portion of long-term debt — external	$—	$—	$291	$—	$—	$291
Accounts payable — trade	—	2	18	3	—	23
Accounts payable — affiliate	—	7	15	18	—	40
Derivative instruments	—	—	32	—	—	32
Accrued expenses and other current liabilities	—	1	60	24	—	85
Total current liabilities	—	10	416	45	—	471
Other Liabilities
Long-term debt — external	—	—	4,259	839	—	5,098
Long-term debt — affiliate	—	—	—	618	—	618
Accounts payable — affiliate	—	—	9	—	—	9
Derivative instruments	—	—	44	—	—	44
Other non-current liabilities	—	—	76	—	—	76
Total non-current liabilities	—	—	4,388	1,457	—	5,845
Total Liabilities	—	10	4,804	1,502	—	6,316
Commitments and Contingencies
Members' Equity
Contributed capital	1,995	874	2,920	1,971	(5,765)	1,995
Retained earnings (accumulated deficit)	79	(65)	35	(108)	138	79
Accumulated other comprehensive loss	(83)	(2)	(87)	(83)	172	(83)
Noncontrolling interest	—	—	64	313	(64)	313
Total Members' Equity	1,991	807	2,932	2,093	(5,519)	2,304
Total Liabilities and Members’ Equity	$1,991	$817	$7,736	$3,595	$(5,519)	$8,620

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015

	NRG Yield LLC (a)(c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b)(c)	Consolidated
ASSETS	(In millions)
Current Assets
Cash and cash equivalents	$15	$—	$95	$—	$—	$110
Restricted cash	—	—	131	—	—	131
Accounts receivable — trade	—	1	100	—	—	101
Accounts receivable — affiliates	55	4	6	10	(71)	4
Inventory	—	2	34	—	—	36
Notes receivable — current	—	—	17	3	(3)	17
Prepayments and other current assets	—	1	19	—	—	20
Total current assets	70	8	402	13	(74)	419

Property, plant and equipment, net	—	61	5,817	—	—	5,878
Other Assets
Investment in consolidated subsidiaries	2,110	548	—	3,635	(6,293)	—
Equity investments in affiliates	—	128	276	393	—	797
Notes receivable — non-current	—	—	30	—	—	30
Intangible assets, net	—	57	1,305	—	—	1,362
Other non-current assets	—	—	134	2	—	136
Total other assets	2,110	733	1,745	4,030	(6,293)	2,325
Total Assets	$2,180	$802	$7,964	$4,043	$(6,367)	$8,622

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(Continued)
December 31, 2015

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations (b) (c)	Consolidated
LIABILITIES AND MEMBERS' EQUITY	(In millions)
Current Liabilities
Current portion of long-term debt — external	$—	$—	$267	$—	$(3)	$264
Accounts payable — trade	—	1	19	3	—	23
Accounts payable — affiliate	—	8	46	104	(72)	86
Derivative instruments	—	1	38	—	—	39
Accrued expenses and other current liabilities	—	1	58	17	—	76
Total current liabilities	—	11	428	124	(75)	488
Other Liabilities
Long-term debt — external	—	—	3,943	800	—	4,743
Long-term debt — affiliate	—	—	—	618	—	618
Derivative instruments	—	—	61	—	—	61
Other non-current liabilities	—	—	72	—	—	72
Total non-current liabilities	—	—	4,076	1,418	—	5,494
Total Liabilities	—	11	4,504	1,542	(75)	5,982
Commitments and Contingencies
Members' Equity
Contributed capital	2,176	879	3,491	2,108	(6,478)	2,176
Retained earnings (accumulated deficit)	100	(85)	(5)	100	(10)	100
Accumulated other comprehensive loss	(96)	(3)	(97)	(96)	196	(96)
Noncontrolling interest	—	—	71	389	—	460
Total Members' Equity	2,180	791	3,460	2,501	(6,292)	2,640
Total Liabilities and Members’ Equity	$2,180	$802	$7,964	$4,043	$(6,367)	$8,622

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.